Summary of Significant Accounting Policies -Summary of Consolidated Impacts on Financial Assets and Liabilities Resulting from Adoption of IFRS 9 (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Current assets
Trade and other receivables, net	$ 5,027	$ 4,869	$ 4,972
Non-current assets
Trade and other receivables, net	4,951	5,156	5,175
Deferred income taxes	4,047	3,584	3,438
Others	2,595	3,082	3,084
Current liabilities
Finance debt		7,002	7,001
Non-current liabilities
Finance debt	87,557	102,400	102,045
Equity
Accumulated other comprehensive (deficit)	(92,512)	(81,442)	(81,422)
Retained earnings		(299)
Non-controlling interests	1,377	1,685	1,700
Total	1,105	1,949
Brazil [member]
Equity
Total	$ 1,105	1,340
Foreign countries [member]
Equity
Total		609
In accordance with IFRS 9 [member]
Current assets
Trade and other receivables, net		(103)
Non-current assets
Trade and other receivables, net		(19)
Deferred income taxes		146
Others		(2)
Current liabilities
Finance debt		1
Non-current liabilities
Finance debt		355
Equity
Accumulated other comprehensive (deficit)		(20)
Fair value through profit or loss		1,276
Retained earnings		(299)
Fair value through other comprehensive income		622
Non-controlling interests		(15)
Amortised cost		51
Total		1,949
In accordance with IFRS 9 [member] | Brazil [member]
Equity
Fair value through profit or loss		1,276
Fair value through other comprehensive income		13
Amortised cost		51
Total		1,340
In accordance with IFRS 9 [member] | Foreign countries [member]
Equity
Fair value through other comprehensive income		609
Total		$ 609
International Accounting Standards Thirty Nine [Member]
Equity
Trading securities			1,067
Available-for-sale securities			762
Held-to-maturity securities			120
Total			1,949
International Accounting Standards Thirty Nine [Member] | Brazil [member]
Equity
Trading securities			1,067
Available-for-sale securities			153
Held-to-maturity securities			120
Total			1,340
International Accounting Standards Thirty Nine [Member] | Foreign countries [member]
Equity
Available-for-sale securities			609
Total			$ 609